UNITED STATES OF AMERICA
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  _3/31/03_

Check here if Amendment [X]; Amendment Number: _1_
  This Amendment (Check only one.): [X] is a restatement.
  						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Bramwell Capital Management, Inc.
Address:	745 Fifth Avenue
		New York, NY 10051

Form 13 F File Number:	28-5934

The institutional investment manager filing this report and the person
By whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral partsof this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Donald G. Allison
Title:	Executive Vice President
Phone:	212-308-1296____________
Signature, Place, and Date of Signing:

	    Donald G. Allison		New York, NY		  5/8/03
	      [Signature]	           [City, State]		  [Date]

Report Type (Check only one):

[ ]	13F HOLDINGS REPORT
[ ]	13F NOTICE.
[X]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total: 	_68__

Form 13F Table Value Total:			__636,921__














FORM 13F INFORMATION
TABLE




















VALUE
SHARES/
SH/
PUT/
INVSTMT
OTHER

VOTING
AUTHORITY

NAME OF ISSUER
TITLE OF
CLASS
CUSIP
X1000
PRN AMT
PRN
CALL
DSCRETN
MANAGERS
SOLE
SHARED
NONE
3M Company
COM
88579Y101
20,090
154,505
SH

SOLE

84165

70,340
Affiliated Computer Services
COM
008190100
20,332
459,369
SH

SOLE

256000

203,369
American International Group
COM
026874107
6,393
129,274
SH

SOLE

63530

65,744
Amgen Inc.
COM
031162100
17,917
311,328
SH

SOLE

175800

135,528
Analog Devices
COM
032654105
7,868
286,100
SH

SOLE

163500

122,600
Anheuser-Busch
COM
035229103
475
10,200
SH

SOLE

0

10,200
Anthem Inc.
COM
03674B104
19,738
297,928
SH

SOLE

168500

129,428
Applebees Intl, Inc.
COM
037899101
8,395
299,380
SH

SOLE

166100

133,280
Applied Materials
COM
038222105
4,779
379,900
SH

SOLE

208300

171,600
Avery Dennison
COM
053611109
5,310
90,500
SH

SOLE

49600

40,900
Biomet, Inc.
COM
090613100
4,928
160,770
SH

SOLE

102500

58,270
Brinker International
COM
109641100
8,339
273,400
SH

SOLE

163900

109,500
Cardinal Health
COM
14149Y108
21,299
373,870
SH

SOLE

206500

167,370
Career Education Corp
COM
141665109
1,502
30,700
SH

SOLE

30700

0
Cheesecake Factory
COM
163072101
8,939
277,011
SH

SOLE

165450

111,561
Colgate-Palmolive
COM
194162103
11,244
206,547
SH

SOLE

117216

89,331
Dell Computer
COM
247025109
20,726
758,901
SH

SOLE

421500

337,401
Exxon Mobil Corporation
COM
30231G102
9,810
280,700
SH

SOLE

157300

123,400
Family Dollar Stores, Inc.
COM
307000109
5,192
168,150
SH

SOLE

92500

75,650
Fedex Corp
COM
31428X106
10,645
193,300
SH

SOLE

111300

82,000
Fifth Third Bancorp
COM
316773100
7,736
154,000
SH

SOLE

81700

72,300
General Electric Company
COM
369604103
12,671
496,900
SH

SOLE

270000

226,900
GlobalSantaFe Corporation
COM
G3930E101
5,045
244,300
SH

SOLE

139900

104,400
HCA, Inc.
COM
404119109
15,441
373,325
SH

SOLE

203000

170,325
Health Management As
COM
421933102
7,268
382,500
SH

SOLE

202400

180,100
Hewitt Associates
COM
42822Q100
1,323
45,000
SH

SOLE

45000

0
Illinois Tool Works
COM
452308109
6,728
115,700
SH

SOLE

62500

53,200
Intel Corporation
COM
458140100
11,494
706,000
SH

SOLE

402500

303,500
I B M
COM
459200101
19,788
252,300
SH

SOLE

140400

111,900
Johnson & Johnson
COM
478160104
14,149
244,500
SH

SOLE

128000

116,500
KLA Tencor
COM
482480100
6,272
174,500
SH

SOLE

99900

74,600
Kellogg Co
COM
487836108
215
7,000
SH

SOLE

0

7,000
Kohl's Corporation
COM
500255104
22,629
399,943
SH

SOLE

222500

177,443
Linear Technology
COM
535678106
8,465
274,228
SH

SOLE

159100

115,128
Lockheed Martin Corp.
COM
539830109
3,959
83,250
SH

SOLE

40700

42,550
Lowe's Companies
COM
548661107
19,279
472,293
SH

SOLE

261000

211,293
MKS Instruments Inc.
COM
55306N104
625
50,000
SH

SOLE

50000

0
Maxim Integrated Prods
 COM
57772K101
7,181
198,800
SH

SOLE

113500

85,300
Medtronic, Inc.
COM
585055106
17,774
393,926
SH

SOLE

225900

168,026
Microsoft
ADR
594918104
18,521
765,000
SH

SOLE

430600

334,400
Molex Inc., Class A
CL A COM
608554200
8,744
475,212
SH

SOLE

280247

194,965
Nabors Industries Ltd.
COM
G6359F103
5,681
142,500
SH

SOLE

76500

66,000
New York Times Co
COM
650111107
302
7,000
SH

SOLE

0

7,000
Novellus Systems
COM
670008101
5,389
197,600
SH

SOLE

103000

94,600
Patterson-UTI Energy
 COM
703481101
8,653
267,800
SH

SOLE

141600

126,200
Pfizer, Inc.
COM
717081103
6,673
214,150
SH

SOLE

119500

94,650
Pier 1 Imports, Inc.
COM
720279108
5,961
375,874
SH

SOLE

225900

149,974
Pogo Producing Co.
COM
730448107
6,327
159,100
SH

SOLE

81500

77,600
QUALCOMM Inc.
COM
747525103
9,659
268,300
SH

SOLE

156000

112,300
Starbucks Corporation
COM
855244109
5,242
203,500
SH

SOLE

116500

87,000
Stericycle Inc.
COM
858912108
2,977
79,200
SH

SOLE

75100

4,100
Stryker Corporation
COM
863667101
9,156
133,365
SH

SOLE

73200

60,165
Sysco Corp.
COM
871829107
8,075
317,400
SH

SOLE

170700

146,700
Texas Instruments, Inc.
COM
882508104
7,178
438,500
SH

SOLE

248500

190,000
Tiffany & Co.
COM
886547108
5,865
234,600
SH

SOLE

141500

93,100
Union Pacific Corp
COM
907818108
6,839
124,347
SH

SOLE

68300

56,047
Unisys Corp
COM
909214108
6,755
729,500
SH

SOLE

416000

313,500
United Parcel Service
COM
911312106
6,380
111,924
SH

SOLE

64024

47,900
UnitedHealth Group
COM
91324P102
21,192
231,181
SH

SOLE

129031

102,150
WTS Washington Intl
COM
938862109
0
6
SH

SOLE

0

6
Wal-Mart Stores, Inc.
COM
931142103
19,722
379,043
SH

SOLE

215000

164,043
Walgreen Company
COM
931422109
16,147
547,720
SH

SOLE

324000

223,720
Weight Watchers Internat
COM
948626106
6,120
132,900
SH

SOLE

70200

62,700
Wellpoint Health Net
COM
94973H108
20,252
263,868
SH

SOLE

147600

116,268
Wells Fargo & Co.
COM
949746101
10,442
232,100
SH

SOLE

138800

93,300
Westinghouse Air Brake
COM
960386100
0
38
SH

SOLE

0

38
Wrigley Wm Jr CO
COM
982526105
339
6,000
SH

SOLE

0

6,000
Zimmer Holdings, Inc.
COM
98956P102
6,371
131,000
SH

SOLE

74900

56,100